Fair Value Loss on Embedded Derivatives (Details) - Schedule of Fair Value Loss on Embedded Derivatives - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fair Value Loss on Embedded Derivatives [Abstract]
Fair value loss on embedded derivatives	$ 356,000		$ 356,000
Total	$ 356,000		$ 356,000